Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax expense/(benefit)
A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Current tax expense:
Federal	$19,122	19,613	13,001
State	1,879	2,020	1,009
Total current tax expense	21,001	21,633	14,010
Deferred tax expense (benefit)	1,440	(2,336)	581
Total income tax expense	$22,441	19,297	14,591

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, are as follows:

	December 31,
(dollars in thousands)	2012	2011
	Deductible	Deductible
	temporary	temporary
	differences	differences
Benefits and deferred remuneration	$(4,736)	(3,467)
Difference in reporting the allowance for loan losses, net	22,710	22,389
Other income or expense not yet reported for tax purposes	2,582	2,321
Depreciable assets	(1,413)	(1,288)
Other items	801	1,429
Net deferred tax asset at end of year	19,944	21,384
Net deferred tax asset at beginning of year	21,384	19,048

Deferred tax expense (benefit)	$1,440	(2,336)

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended
	December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.7)	(1.6)	(2.7)
State income tax (including alternative minimum tax), net of federal tax benefit	2.3	2.0	1.3
Other items	0.8	1.4	(0.4)
Effective income tax rate	37.4%	36.8%	33.2

Reconciliation of unrecognized tax benefits
For the years ended December 31, 2012 and 2011 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2011	$905

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2011	-

Balance December 31, 2011	905

Decrease in prior unrecognized tax benefits	(342)
Lapse of statute of limitations	(350)

Balance December 31, 2012	$213